GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED MARCH 29, 2023
TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A AND SCHEDULE B HERETO (TOGETHER, "THE FUNDS"), AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the respective Statutory Prospectus and SAI.

1a. For the Funds listed in Schedule A hereto, on or about June 30, 2023, the second paragraph of the section of the Funds' Statutory Prospectus titled “OTHER SERVICE PROVIDERS” is hereby deleted in its entirety and replaced with the following disclosure:

The Bank of New York Mellon is the custodian and transfer agent for each Fund.

1b. For the Funds listed in Schedule A hereto, on or about June 30, 2023, the back cover page of the Funds' Statutory Prospectus is hereby revised to replace the section titled “Custodian and Transfer Agent” with the following:

Custodian and Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

2. For the Funds listed in Schedule B hereto, on or about June 30, 2023, the second paragraph of the section of the Funds’ Statutory Prospectus titled “OTHER SERVICE PROVIDERS” is deleted in its entirety and replaced with the following disclosure:

Brown Brothers Harriman & Co. is the custodian and transfer agent for the Global X SuperIncome™ Preferred ETF, the Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF. The Bank of New York Mellon serves as custodian and transfer agent to each Fund except for the Global X SuperIncome™ Preferred ETF, the Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF.

3a. For the Funds listed in Schedule A and Schedule B hereto, on or about June 30, 2023, the section of the Funds’ SAI titled “MANAGEMENT OF THE TRUST – CUSTODIANS AND TRANSFER AGENTS” is deleted in its entirety and replaced with the following paragraphs:

CUSTODIANS AND TRANSFER AGENTS

For the Global X SuperIncome™ Preferred ETF, the Global X Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF, Brown Brothers Harriman & Co. ("BBH"), located at 50 Post Office Square, Boston, MA 02110, serves as custodian of the Funds' assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds' operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As transfer agent for each of the Global X SuperIncome™ Preferred ETF, the Global X Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X SuperIncome™ Preferred ETF, the Global X Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF, The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, is the custodian of the Trust’s portfolio securities and cash on behalf of each Fund. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of each Fund.

BNY Mellon also serves as the Trust’s transfer agent on behalf of each Fund for which it acts as custodian. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to each Fund: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of each Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

3b. For the Funds listed in Schedule A and Schedule B hereto, on or about June 30, 2023, the section of the Funds' SAI titled “MANAGEMENT OF THE TRUST - SECURITIES LENDING AGENT” is hereby deleted in its entirety and replaced with the following paragraph:

SECURITIES LENDING AGENTS

The Board of Trustees has approved each Fund's participation in a securities lending program. BBH serves as the securities lending agent for the Global X SuperIncome™ Preferred ETF, the Global X Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF. BNY Mellon serves as the securities lending agent for all of the Funds except for the Global X SuperIncome™ Preferred ETF, the Global X S&P 500® Catholic Values ETF, the Global X Guru® Index ETF and the Global X S&P Catholic Values U.S. Aggregate Bond ETF. BBH and The Bank of New York Mellon serve as the securities lending agents for the Trust.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X DAX Germany ETF	March 1, 2023	March 1, 2023
Global X FTSE Southeast Asia ETF	March 1, 2023	March 1, 2023
Global X MSCI Argentina ETF	March 1, 2023	March 1, 2023
Global X MSCI China Communication Services ETF	March 1, 2023	March 1, 2023
Global X MSCI China Consumer Discretionary ETF	March 1, 2023	March 1, 2023
Global X MSCI China Consumer Staples ETF	March 1, 2023	March 1, 2023
Global X MSCI China Energy ETF	March 1, 2023	March 1, 2023
Global X MSCI China Financials ETF	March 1, 2023	March 1, 2023
Global X MSCI China Health Care ETF	March 1, 2023	March 1, 2023
Global X MSCI China Information Technology ETF	March 1, 2023	March 1, 2023
Global X MSCI China Industrials ETF	March 1, 2023	March 1, 2023
Global X MSCI China Materials ETF	March 1, 2023	March 1, 2023
Global X MSCI China Real Estate ETF	March 1, 2023	March 1, 2023
Global X MSCI China Utilities ETF	March 1, 2023	March 1, 2023
Global X MSCI Colombia ETF	March 1, 2023	March 1, 2023
Global X MSCI Greece ETF	March 1, 2023	March 1, 2023

Global X MSCI Next Emerging & Frontier ETF	March 1, 2023	March 1, 2023
Global X MSCI Nigeria ETF	March 1, 2023	March 1, 2023
Global X MSCI Norway ETF	March 1, 2023	March 1, 2023
Global X MSCI Pakistan ETF	March 1, 2023	March 1, 2023
Global X MSCI Portugal ETF	March 1, 2023	March 1, 2023
Global X MSCI Vietnam ETF	March 1, 2023	March 1, 2023
Global X Copper Miners ETF	March 1, 2023	March 1, 2023
Global X Gold Explorers ETF	March 1, 2023	March 1, 2023
Global X Silver Miners ETF	March 1, 2023	March 1, 2023
Global X Uranium ETF	March 1, 2023	March 1, 2023

SCHEDULE B
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X Social Media ETF	March 1, 2023	March 1, 2023
Global X Lithium & Battery Tech ETF	March 1, 2023	March 1, 2023
Global X Renewable Energy Producers ETF	March 1, 2023	March 1, 2023
Global X Disruptive Materials ETF	March 1, 2023	March 1, 2023
Global X E-commerce ETF	March 1, 2023	March 1, 2023
Global X Emerging Markets Internet & E-commerce ETF	March 1, 2023	March 1, 2023
Global X SuperDividend® ETF	March 1, 2023	March 1, 2023
Global X SuperDividend® U.S. ETF	March 1, 2023	March 1, 2023
Global X MSCI SuperDividend® EAFE ETF	March 1, 2023	March 1, 2023
Global X MSCI SuperDividend® Emerging Markets ETF	March 1, 2023	March 1, 2023
Global X SuperDividend® REIT ETF	March 1, 2023	March 1, 2023
Global X SuperIncome™ Preferred ETF	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Covered Call ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Covered Call ETF	March 1, 2023	March 1, 2023
Global X Russell 2000 Covered Call ETF	March 1, 2023	March 1, 2023
Global X Dow 30® Covered Call ETF	March 1, 2023	March 1, 2023
Global X Nasdaq 100® Covered Call & Growth ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Covered Call & Growth ETF	March 1, 2023	March 1, 2023
Global X Russell 2000 Covered Call & Growth ETF	March 1, 2023	March 1, 2023
Global X Financials Covered Call & Growth ETF	March 1, 2023	March 1, 2023
Global X Health Care Covered Call & Growth ETF	March 1, 2023	March 1, 2023
Global X Information Technology Covered Call & Growth ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Tail Risk ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Risk Managed Income ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Collar 95-110 ETF	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Tail Risk ETF	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Risk Managed Income ETF	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Collar 95-110 ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Catholic Values ETF	March 1, 2023	March 1, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF	March 1, 2023	March 1, 2023
Global X Guru® Index ETF	March 1, 2023	March 1, 2023
Global X S&P Catholic Values U.S. Aggregate Bond ETF*	March 1, 2023	March 1, 2023
* Not open for investment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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